Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of trade and other payables [line items]
Trade payables	£ 4,144	£ 3,645
Wages and salaries	1,470	1,355
Social security	164	139
ViiV Healthcare put option	1,011	1,240
Other payables	515	401
Deferred income	158	216
Customer return and rebate accruals	5,108	5,064
Other accruals	2,369	1,977
Total trade and other payables	£ 14,939	£ 14,037